Other Operating Income (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Exchange rate differences	kr 2,501	kr 4,385
Total	2,501	4,385
Parent Company
Exchange rate differences	2,482	4,385
Total	kr 2,482	kr 4,385